SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
The Company's share capital consisted of the following as of December 31, 2019 and 2018:

	Authorized December 31,		Outstanding December 31,
	2019	2018	2019	2018

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,397,776	34,363,211

Summary of Stock Option Activity
The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2019:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,501,335	$25.53
Granted	524,000	14.73
Exercised	(9,250)	12.80
Forfeited	(605,335)	31.63
Outstanding - end of the year	1,410,750	$19.16	$776
Options exercisable at the end of the year	378,000	26.11	$98
Vested and expected to vest	1,410,750	19.16	$776

Summary of Activities Relating to Company's RSUs Granted to Employees
The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2019:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	120,200	$20.20
Granted	58,575	15.03
Exercised	(26,614)	21.23
Forfeited	(31,375)	22.93
Outstanding - end of the year	120,786	$16.90	$1,837
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	120,786	$16.90	$1,837

Schedule of Awards Outstanding
The awards outstanding as of December 31, 2019 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	120,786	5.88	$0.01	-	-	-
$12.7-14.5	501,500	6.03	$13.66	43,125	5.43	12.93
$15.3-17.7	523,500	6.17	$15.74	83,500	5.88	15.71
$20.2-30.0	188,750	4.64	$27.15	104,875	4.58	27.77
$30.1-42.2	197,000	2.97	$33.99	146,500	2.95	34.73
	1,531,536			378,000

Schedule of Compensation Expenses
Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2019	2018

Cost of revenues	$284	$163
Research and development expenses	173	123
Marketing and selling expenses	315	740
General and administrative expenses	2,860	687

Total	$3,632	$1,713